Share-based Compensation	6 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-based Compensation

13. Share-based Compensation

On February 6, 2024  , the Company’s Board of Directors approved the issuance of stock options. On February 7, 2024, stock options to purchase an aggregate of 2,268,000 ordinary shares at an exercise price of JPY200 per ordinary share were granted   to certain individuals who were the Company’s directors, employees and consultants. The options vested upon the successful completion of IPO. The options are exercisable only after February 7, 2026 and have a contractual term of eight years.

The fair value of the stock options as of the grant date was JPY72   and was estimated using the Black-Scholes option-pricing model. The following table summarizes the significant assumptions used to estimate the fair value of the stock options.

Expected term	3 years
Expected volatility	44.67%
Expected dividend rate	—%
Risk-free rate	2.00%

Upon completion of its IPO in July 2025, the Company recognized share-based compensation expenses of JPY16,368. Share-based compensation expenses are included in the selling, general and administrative expenses in the Statements of Operations.

The following table summarizes stock option activity under the plan:

Vested options	Options	Weighted-Average Grant-Date Fair Value per Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)
Vested at April 1, 2025	—	¥—
Vested	226,800	72.2
Vested at September 30, 2025	226,800	¥72.2	¥200.0	8.4

The following table summarizes activity for non-vested stock options:

Non-vested options	Number of Options	Weighted-Average Grant-Date Fair Value per Option
Non-vested at April 1, 2025	226,800	¥72.2
Vested	(226,800)	72.2
Non-vested at September 30, 2025	—